Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: January 10, 2024

Payment Date	1/16/2024
Collection Period Start	12/1/2023
Collection Period End	12/31/2023
Interest Period Start	12/15/2023
Interest Period End	1/15/2024

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$362,672,646.70	$31,108,135.59	$331,564,511.11	0.652558	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$977,052,646.70	$31,108,135.59	$945,944,511.11

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,076,632,435.93	$1,041,949,534.40	0.696612
YSOC Amount	$96,188,587.85	$92,613,821.91
Adjusted Pool Balance	$980,443,848.08	$949,335,712.49
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$362,672,646.70	5.20000%	30/360	$1,571,581.47
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$977,052,646.70			$4,080,300.80

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,076,632,435.93	$1,041,949,534.40
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$980,443,848.08	$949,335,712.49
Number of Receivables Outstanding	51,279	50,616
Weighted Average Contract Rate	3.91%	3.91%
Weighted Average Remaining Term (months)	50	49

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,473,274.99
Principal Collections	$34,069,531.18
Liquidation Proceeds	$207,753.53
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$37,750,559.70
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$37,750,559.70

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$897,193.70	$897,193.70	$—	$—	$36,853,366.00
Interest - Class A-1 Notes	$—	$—	$—	$—	$36,853,366.00
Interest - Class A-2 Notes	$1,571,581.47	$1,571,581.47	$—	$—	$35,281,784.53
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$33,354,076.20
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$32,962,566.20
First Allocation of Principal	$—	$—	$—	$—	$32,962,566.20
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$32,905,275.20
Second Allocation of Principal	$596,934.21	$596,934.21	$—	$—	$32,308,340.99
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,247,772.99
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$18,687,772.99
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,616,130.99
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,056,130.99
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,056,130.99
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,664,929.61
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,664,929.61
Remaining Funds to Certificates	$1,664,929.61	$1,664,929.61	$—	$—	$—
Total	$37,750,559.70	$37,750,559.70	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$96,188,587.85
Increase/(Decrease)	$(3,574,765.94)
Ending YSOC Amount	$92,613,821.91

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$980,443,848.08	$949,335,712.49
Note Balance	$977,052,646.70	$945,944,511.11
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	34	$613,370.35
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	90	$207,753.53
Monthly Net Losses (Liquidation Proceeds)			$405,616.82
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.43%
Current Collection Period			0.46%
Four-Month Average Net Loss Ratio			0.33%
Cumulative Net Losses for All Periods			$2,602,624.22
Cumulative Net Loss Ratio			0.17%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.23%	98	$2,391,540.82
60-89 Days Delinquent	0.06%	27	$613,945.41
90-119 Days Delinquent	0.03%	17	$364,460.98
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.32%	142	$3,369,947.21

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		11	$288,240.38
Total Repossessed Inventory		19	$521,934.38

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		44	$978,406.39
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.12%
Current Collection Period			0.09%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.60	0.06%	25	0.05%